Impact of Adoption on the Condensed Consolidated Statement of Income (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 15,303	$ 14,307	$ 15,228	$ 14,548	$ 15,351	$ 12,779	$ 14,238	$ 13,336	$ 14,784	$ 59,434	$ 55,137	$ 55,632
Cost and expenses	(11,885)				(11,558)					(44,597)	(41,264)	(41,274)
Income Taxes	645				(728)					1,663	4,422	5,078
Net income	2,786	$ 2,419	$ 3,059	$ 3,115	$ 4,473	$ 1,865	$ 2,474	$ 2,539	$ 2,488	$ 13,066	$ 9,366	$ 9,790
Calculated under Revenue Guidance in Effect before Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	15,109
Cost and expenses	(11,806)
Income Taxes	(619)
Net income	2,697
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	194
Cost and expenses	(79)
Income Taxes	(26)
Net income	$ 89